INVESTMENTS IN DEBT, EQUITY SECURITIES AND OTHER INVESTMENTS (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
INVESTMENTS IN DEBT, EQUITY SECURITIES AND OTHER INVESTMENTS
Other-than-temporary loss on debt and equity securities	¥ 2	¥ 109	¥ 729